Income Tax Provision (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Income Tax Provision [Line Items]
Valuation allowance increased			$ 2,500
Foreign net operating loss carryovers			3,900
Net operating loss carryover subject to expire			42
Effective tax rate, percentage	0.00%	0.00%
Ireland [Member]
Income Tax Provision [Line Items]
Foreign net operating loss carryovers			2,400
Luxembourg [Member]
Income Tax Provision [Line Items]
Foreign net operating loss carryovers			$ 51